Debt Securities Available for Sale - Fair value of the debt securities of issuers (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investment
Amortized Cost	$ 25,061,224	$ 21,035,610
Debt Securities Available for sale, at fair value	24,968,269	21,561,152
FNMA
Investment
Amortized Cost	1,533,637	2,242,121
Debt Securities Available for sale, at fair value	1,587,127	2,338,897
Freddie Mac
Investment
Amortized Cost	3,228,543	3,616,238
Debt Securities Available for sale, at fair value	$ 3,176,197	$ 3,675,679